QUARTERLY RESULTS (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2017
QUARTERLY RESULTS (UNAUDITED)
Schedule of quarterly results

	Quarter Ended(1)
	March 31,	June 30,	September 30,	December 31,
	(In millions, except for share data)
2017
Revenue	$444	$441	$451	$435
Operating income	63	45	61	56
Net income	45	26	35	71
Net income attributable to common stockholders	44	26	34	70
Earnings per share attributable to common stockholders:
Basic	0.35	0.21	0.27	0.57
Diluted	0.35	0.20	0.27	0.56
2016
Revenue	$185	$287	$388	$497
Operating income	38	23	33	99
Net income	22	181	20	49
Net income attributable to common stockholders	21	180	20	49
Earnings per share attributable to common stockholders:
Basic	0.37	1.86	0.16	0.39
Diluted	0.37	1.84	0.16	0.39

For the years ended December 31, 2017 and 2016, individual amounts for the quarters may not add to the annual amount because of rounding and, in the case of per share amounts, differences in the average common shares outstanding during each period. Additionally, the second quarter of 2016 included a pre-tax $197 million gain on bargain purchase,  while the third and fourth quarters of 2016 included downward adjustments to that gain of $9 million and $25 million, respectively, and the second quarter of 2017 included an upward and final adjustment of $2 million. See Note 4 for related discussion.